Equity	6 Months Ended
Jun. 30, 2023
Equity [Abstract]
EQUITY

NOTE 8 - EQUITY:

Composition

	Number of shares
	Authorized	Issued and paid	Authorized	Issued and paid
	June 30, 2023		December 31, 2022
Ordinary shares of no-par value	75,000,000	34,869,230	75,000,000	32,628,044

Shares issuance

During the six months ended June 30, 2023, the Company issued 2,076,140 ordinary shares through an at-the-market offering for total consideration of $688 thousand, before deducting issuance costs of $143 thousand.

During the six months ended June 30, 2022, the Company issued 140,135 ordinary shares to service providers for a total estimated fair value of $104 thousand.

During the six months periods ended June 30, 2023 and 2022, 165,046 options and 46,561 options were exercised into ordinary shares, respectively, for a total consideration of $20 thousand and $0, respectively.